Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Long-Term Debt

9.Long-Term Debt

The table below presents a breakdown of the Company’s long-term debt as of December 31, 2013 and 2014:

	2013	2014
(a)Commerzbank AG (August 12, 2011)	$47,550,000	$43,375,000
(b)Unicredit Bank AG (November 19, 2007)	22,587,000	14,606,500
(c)Bank of Scotland Plc (December 4, 2007)	33,616,864	-
(d)Bank of Ireland (March 30, 2009)	13,400,000	8,350,000
(e-1)HSH Nordbank AG (July 31, 2008)	20,625,000	-
(e-2)HSH Nordbank AG (April 4, 2014)	-	46,713,600
(f)HSBC Bank Plc (July 2, 2010)	16,800,000	14,460,000
(g-1)Nordea Bank Finland Plc (May 5, 2011)	25,536,062	-
(g-2)Nordea Bank Finland Plc (May 6, 2014)	-	78,273,638
(h)Senior unsecured notes due 2021	-	25,000,000
Total	$180,114,926	$230,778,738

Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$17,257,750	$20,714,324
Long-term debt	162,857,176	210,064,414
Total	$180,114,926	$230,778,738

As of December 31, 2014, the minimum annual principal payments for the outstanding debt required to be made after the balance sheet date, excluding the subsequent agreements with Commerzbank AG, Unicredit Bank AG and Bank of Ireland discussed below, are as follows:

To December 31,
2015	$20,714,324
2016	32,226,824
2017	48,317,324
2018	11,642,324
2019	11,642,324
Thereafter	106,235,618
Total	$230,778,738

(a)Commerzbank AG (August 12, 2011): On April 1, 2015, the Company agreed with Commerzbank AG (“Commerzbank”) to amend certain terms of the facility, including the deferral of a portion of its four scheduled quarterly installments due in 2015, and the waiver of the application of the financial and security cover ratio covenants contained in the facility, effective from December 31, 2014 until December 31, 2015. The Company also agreed to a $3,000,000 partial prepayment, a portion of which was prepaid in the first quarter of 2015, while the balance is payable upon signing the final documentation.

The main terms and conditions of the loan agreement dated August 12, 2011, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Sapphire Seas, M/V Pearl Seas and M/V Diamond Seas.

The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of (i) 3.00% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 4.50% on the amounts of the loan that have been deferred.

Excluding the agreement dated April 1, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $43,375,000 was required to be repaid in 11 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

Following the agreement dated April 1, 2015, and after giving effect to the $3,000,000 partial prepayment discussed above, the outstanding loan amount of $40,375,000 is required to be repaid in 4 consecutive quarterly installments of $712,500, followed by 7 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,550,000 payable simultaneously with the final installment in the third quarter of 2017.

Covenants (as defined in the respective loan agreement):

The ratio of EBITDA to net interest expenses is waived until December 31, 2015, and thereafter shall not be less than 3.00:1.00.

The market value adjusted net worth of the Company is waived until December 31, 2015, and thereafter shall not be less than $100,000,000.

Maintain liquid assets requirement is waived until December 31, 2015, and thereafter shall equal an amount of no less than $650,000 per vessel at all times.

The ratio of maximum net debt to total assets expressed as a percentage is waived until December 31, 2015, and thereafter shall not exceed 80%.

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio is waived until December 31, 2015, and thereafter shall exceed 120%.

(b) Unicredit Bank AG (November 19, 2007): On September 13, 2013, the Company agreed with Unicredit Bank AG (“Unicredit”) to extend the expiration date of the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio for two quarters, from January 1, 2014 to July 1, 2014, for a nominal fee and an advance payment of $1,500,000 to partially prepay the upcoming three quarterly loan installments, starting with the installment due in the fourth quarter of 2013. The advance payment of $1,500,000 was paid on September 13, 2013. On January 20, 2014, the Company agreed with Unicredit to extend the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio until January 1, 2015. On July 30, 2014, the Company agreed with Unicredit, subject to certain closing conditions including a $7,000,000 prepayment, to eliminate the financial covenants relating to the minimum debt service coverage ratio, the minimum market value adjusted net worth and the maximum leverage ratio until the maturity of the loan. In addition, the Company also agreed to increase the required ratio of the fair market value of mortgaged vessels to outstanding loan from 110% to 130% at all times. The Company prepaid the amount of $7,000,000 on September 30, 2014, which was applied against a pro-rate reduction of the remaining installments, excluding the balloon repayment. Furthermore, on March 27, 2015, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit, including the deferral of one and a portion of five of its scheduled quarterly installments due in the second quarter of 2015 through the third quarter of 2016, and the waiver of the minimum liquid assets requirement and the security ratio covenant until the maturity of the loan.

The main terms and conditions of the loan agreement dated November 19, 2007, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Calm Seas and M/V Deep Seas.

The loan bears interest at LIBOR, plus a margin of (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred, excluding any amounts deferred pursuant to the supplemental agreement dated March 27, 2015.

Excluding the supplemental agreement dated March 27, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $14,606,500 is required to be repaid in 7 consecutive quarterly installments of $480,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

Following the supplemental agreement dated March 27, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $14,606,500 is required to be repaid in 1 quarterly installment of $480,500 in the first quarter of 2015, while no installment is due in the second quarter of 2015, followed by 5 consecutive quarterly installments of $240,250, plus a balloon repayment of $12,924,750 payable simultaneously with the final installment in the third quarter of 2016.

Covenants: The financial and security cover ratio covenants contained in the facility have been permanently waived until the maturity of the loan, pursuant to the supplemental agreement dated March 27, 2015.

(c)Bank of Scotland Plc (December 4, 2007): On June 10, 2014, the Company completed the refinancing of the M/V Coral Seas and the M/V Golden Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing loan agreement with Bank of Scotland Plc dated December 4, 2007.

(d)Bank of Ireland (March 30, 2009): On July 25, 2014, the Company agreed with Bank of Ireland to eliminate the financial covenant relating to the minimum debt service coverage ratio until the maturity of the loan. In addition, on September 30, 2014, the Company proceeded with a prepayment of $4,000,000 with respect to its loan agreement with Bank of Ireland in return for a reduction in the next eight quarterly installments and an increase in the balloon at maturity. In addition, on March 27, 2015, the Company agreed with Bank of Ireland to waive 50% of the installment due in the first quarter of 2015, until April 30, 2015.

The main terms and conditions of the loan agreement dated March 30, 2009, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessel M/V Kind Seas.

The loan bears interest at LIBOR, plus a margin of 2.50%.

The outstanding loan amount as of December 31, 2014, of $8,350,000 is required to be repaid in 3 consecutive quarterly installments of $350,000, followed by 4 consecutive quarterly installments of $400,000, followed by 3 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $2,700,000 payable simultaneously with the final installment in the second quarter of 2017.

Covenants (as defined in the respective loan agreement):

The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2014 and thereafter, shall not be less than $50,000,000.

The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.80:1.00.

Minimum liquid assets requirement is waived until December 31, 2014 and thereafter, the Company shall maintain liquid assets in an amount of no less than $500,000 per vessel at all times.

The fair market value of the mortgaged vessel to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

(e-1)HSH Nordbank AG (July 31, 2008): On July 7, 2014, the Company completed the refinancing of the M/V Friendly Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing loan agreement with HSH Nordbank AG (“HSH”) dated July 31, 2008.

(e-2)HSH Nordbank AG (April 4, 2014): On April 4, 2014, the Company completed the documentation for a new loan agreement with HSH for a $47,000,000 secured loan facility for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull numbers DY152 and DY153. For M/V Friendly Seas, HSH agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery. On July 7, 2014, the Company completed the refinancing of the M/V Friendly Seas. The Company drew a total amount of $12,600,000 and repaid in full the then outstanding indebtedness under its existing loan agreement with HSH (dated July 31, 2008). In addition, in October 2014, the Company took delivery of its first two Ultramax drybulk carriers; the M/V Gentle Seas and the M/V Peaceful Seas (Hull numbers DY152 and DY153). The Company drew a total amount of $34,400,000, which was used for the payment of the final installment of the two vessels to the shipyard (refer to Note 5).

The main terms and conditions of the loan agreement dated April 4, 2014 are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Friendly Seas, M/V Gentle Seas and M/V Peaceful Seas.

The loan bears interest at LIBOR, plus a margin of 3.25%.

The outstanding loan amount as of December 31, 2014, of $46,713,600 consists of the following: (i) $12,313,600 relating to the M/V Friendly Seas, which is required to be repaid in 26 consecutive quarterly installments of $286,400, plus a balloon repayment of $4,867,200 payable simultaneously with the final installment in the second quarter of 2021, and (ii) $34,400,000 relating to the M/V Gentle Seas and the M/V Peaceful Seas, which is required to be repaid in 28 consecutive quarterly installments of $506,000, plus a balloon repayment of $20,232,000 payable simultaneously with the final installment in the fourth quarter of 2021.

Covenants (as defined in the respective loan agreement):

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 125%.

 (f)HSBC Bank Plc (July 2, 2010): On April 8, 2014, the Company signed a supplemental agreement with HSBC Bank Plc (“HSBC”) and agreed to amend the definitions of certain financial covenants, to prepay an amount of $800,000 that was prepaid on April 10, 2014, and to reduce the outstanding scheduled quarterly installments from $400,000 to $380,000, commencing from the second quarter of 2014. In addition, on August 1, 2014, the Company agreed with HSBC to extend the existing waivers for the financial covenants relating to the minimum interest and debt service coverage ratios, from June 30, 2014 to December 31, 2015.

The main terms and conditions of the loan agreement dated July 2, 2010, as subsequently amended, are as follows:

The loan is secured by a first priority mortgage on the vessel M/V Dream Seas.

The loan bears interest at LIBOR, plus a margin of 3.00%.

The outstanding loan amount as of December 31, 2014, of $14,460,000 is required to be repaid in 23 consecutive quarterly installments of $380,000, plus a balloon repayment of $5,720,000 payable simultaneously with the final installment in the third quarter of 2020.

Covenants (as defined in the respective loan agreement):

The ratio of total net debt to EBITDA shall be applicable and not exceed 9.00:1.00 from January 1, 2016 until December 31, 2016 and 8.00:1.00 thereafter.

The ratio of EBITDA to interest expense shall be applicable and not be less than 2.50:1.00 from January 1, 2016 until the final maturity of the facility.

The market value adjusted net worth of the Company shall be at least $50,000,000 until December 31, 2013 and $100,000,000 thereafter.

The ratio of total net debt to value adjusted total assets shall be applicable and not greater than 0.80:1.00 from January 1, 2014 until the final maturity of the facility.

The fair market value of the mortgaged vessel to outstanding loan ratio shall exceed 105% until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

(g-1)Nordea Bank Finland Plc (May 5, 2011): On January 7, 2014, we took delivery of our fourth Handysize drybulk vessel; the M/V Proud Seas (refer to Notes 5 and 6). Upon the delivery of the vessel, we drew the total amount of the then undrawn portion of the facility of $25,394,427, by mortgaging both the M/V Priceless Seas and the M/V Proud Seas. On June 10, 2014, the Company completed the refinancing of the M/V Prosperous Seas, the M/V Precious Seas, the M/V Priceless Seas and the M/V Proud Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing syndicated loan facility led by Nordea Bank Finland Plc (“Nordea”) dated May 5, 2011.

(g-2)Nordea Bank Finland Plc (May 6, 2014): On May 6, 2014, the Company completed the documentation for a senior secured loan facility with a syndicate of major European banks led by Nordea in an amount of $160,000,000. This facility will be used for the refinancing of six vessels of its operating fleet (the four Handysize vessels M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and the M/V Proud Seas, and the Panamax vessels M/V Coral Seas and M/V Golden Seas), along with the financing of up to 60% of the market value of the remaining two Ultramax newbuilding drybulk carriers, the Hull numbers DY4050 and DY4052, and two of its Kamsarmax newbuilding drybulk carriers, the Hull numbers YZJ1144 and YZJ1145, that are expected to be delivered between the second and fourth quarter of 2015. On June 10, 2014, the Company completed the refinancing of the six vessels of its operating fleet discussed above. The Company drew a total amount of $81,750,000 and repaid in full the then outstanding indebtedness under its existing loan agreements with Bank of Scotland Plc (dated December 4, 2007) and Nordea (dated May 5, 2011). Such refinancing resulted in the write off of the unamortized financing costs of the respective facilities of $1,027,694, which is included in Interest and finance costs in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

The main terms and conditions of the loan agreement dated May 6, 2014 are as follows:

The loan is secured by a first priority mortgage on the vessels: M/V Coral Seas, M/V Golden Seas, M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and M/V Proud Seas.

The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of 3.20%.

The outstanding loan amount as of December 31, 2014, of $78,273,638 is required to be repaid in 22 consecutive quarterly installments of $1,738,181, plus a balloon repayment of $40,033,656 payable simultaneously with the final installment in the second quarter of 2020.

Covenants (as defined in the respective loan agreement):

The Company shall maintain a positive working capital at all times, excluding any balloon repayments of long-term loan facilities.

There is available to the Company cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) 6% of total financial indebtedness and (ii) $750,000 per vessel owned on the last day of the relevant test period. In the event that the Company pays any dividend or makes any other form of distribution, after the payment of such dividend or the making of such distribution there is available to the Company cash and cash equivalents in an amount of not less than the greater of (i) 8% of total financial indebtedness and (ii) $1,000,000 per vessel owned on the last day of the relevant test period.

The ratio of market value adjusted shareholders’ equity to the market value adjusted total assets shall be equal to or greater than 30%.

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 135%.

(h)Senior unsecured notes due 2021: On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017. The net proceeds from the offering amounted to $23,856,583, net of underwriting discounts and commissions of $812,500, and offering expenses payable by the Company of $330,917. The Notes trade on NASDAQ under the symbol “PRGNL”.

The indenture governing the Notes contains certain restrictive covenants, including limitations on asset sales and:

Limitation on Borrowings: Net borrowings not to exceed 70% of total assets.

Limitation on Minimum Net Worth: Net worth to always exceed $100,000,000.

China Development Bank (May 17, 2013): Following the sale of the 4,800 TEU containership newbuilding as discussed in Note 5, in the first quarter of 2014 the Company mutually agreed with China Development Bank to cancel the corresponding credit facility for the vessel. Such cancelation resulted in the write off of the unamortized financing costs of the respective facility of $483,054, which is included in Interest and finance costs in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

Additional Covenants: Each of the above loan and credit facilities are secured by first priority mortgages on all vessels described in Note 1, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facilities include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

In addition, each of the above loan and credit facilities require a minimum balance of cash and cash equivalents to be maintained at all times with the respective lender, ranging from $400,000 to $750,000 per mortgaged vessel, in excess of any additional cash collateral to be maintained, as defined by the respective loan agreements.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, 8% of total financial indebtedness or $1,000,000 per vessel. Furthermore, according to the supplemental agreement the Company entered into with Unicredit on March 27, 2015 as discussed above, the Company is not permitted to declare or pay any dividends until all the deferred amounts of the facility’s repayment installments have been repaid in full.

Covenants Compliance: As of December 31, 2014, the Company was in compliance with all debt covenants with respect to its debt agreements, with the exception of the security cover ratio covenant contained in the facility with Commerzbank. The respective breach was subsequently cured as in April 2015, the Company agreed with Commerzbank to waive the application of the security cover ratio covenant contained in the facility effective from December 31, 2014 until December 31, 2015 as discussed above.

Given the current drybulk charter rates, it is probable that the Company will not be in compliance with the minimum working capital requirement and the minimum liquidity requirement contained in certain of its loan and credit facilities on the applicable measurement dates in 2015. Furthermore, based on the Company’s cash flow projections for 2015, cash on hand and cash provided by operating activities will not be sufficient to cover scheduled debt repayments due in 2015. The Company is currently in negotiations with such lenders to obtain waivers for the affected covenants. The Company is also exploring several alternatives aiming to manage its working capital requirements and other commitments if current drybulk charter rates remain at today’s low levels including negotiations for the restructuring of its loans.

Other Information: As of December 31, 2014, the Company had an aggregate borrowing capacity of up to $78,000,000 with respect to the undrawn portion of the syndicated loan facility led by Nordea (dated May 6, 2014), for the partial financing of the outstanding newbuilding program as discussed above.

The interest cost charged for the years ended December 31, 2012, 2013 and 2014 amounted to $5,673,906, $6,129,911 and $7,451,854, respectively.

The capitalized interest for the years ended December 31, 2012, 2013 and 2014 amounted to $611,655, $786,263 and $1,618,836, respectively.

The weighted average interest rate for the years ended December 31, 2012, 2013 and 2014 was 2.76%, 3.21% and 3.53%, respectively.